INCOME TAXES	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 11	INCOME TAXES

U.S. Federal Corporate Income Tax

Temporary differences between financial statement carrying amounts and the tax basis of assets and liabilities and tax credit and operating loss carryforward that create deferred tax assets and liabilities are as follows:

	2014	2013
Tax Operating Loss Carryforward - USA	$8,877,000	$6,830,000
Other	31,700	(61,300)
Valuation Allowance - USA	(8,908,700)	(6,768,700)
	$-	$-

The valuation allowance increased approximately $2.1 million, primarily as a result of the increased net operating losses of our U.S.-based segment.

As of December 31, 2014, we had federal net operating loss carryforwards for income tax purposes of approximately $22.0 million which will begin to expire in 2025. We also had Arizona and California net operating loss carryforwards for income tax purposes of approximately $16.4 million and $2.0 million, respectively, which began to expire in 2014. These carryforwards have been utilized in the determination of the deferred income taxes for financial statement purposes. The following table accounts for federal net operating loss carryforwards only.

Year Ending	Net Operating	Year of
December 31,	Loss:	Expiration

2014	$5,230,000	2034
2013	5,600,000	2033
2012	2,850,000	2032
2011	2,427,000	2031
2010	1,799,000	2030
2009	1,750,000	2029
2008	1,308,000	2028
2007	429,000	2027
2006	476,000	2026
2005	414,000	2025

The tax provision differs from the expense that would result from applying federal statutory rates to income before income taxes due to the effect of state income taxes and because certain expenses are deducted for financial reporting that are not deductible for tax purposes.

	2014	2013

Tax Benefit of 34%	$(1,903,000)	$(2,300,000)
Increase (Decrease) in Income Taxes Resulting from:
State Income Tax Benefit, Net of Federal Tax	(250,000)	(245,631)
Nondeductible Expenses	365,709	1,126,943
Valuation Allowance	1,787,291	1,418,688

Total	$-	$-

Taiwan (Republic of China) Corporate Tax

MEGAsys, our Taiwan-based segment is organized as a Taiwan profit-seeking enterprise. Its applicable corporate income tax rate is 17%. In addition, Taiwan’s corporate tax system allows the government to levy a 10% profit retention tax on undistributed earnings for the prior year. This tax will not be provided if the company distributed the earnings before the ended of the fiscal year.

According to the Taiwan corporate income tax (“TCIT”) reporting system, the TCIT sales cut-off base is concurrent with the business tax classified as value-added type (“VAT”) which will be reported to the Ministry of Finance (“MOF”) on a bi-monthly basis. Since the VAT and TCIT are accounted for on a VAT tax basis that recorded all sales on business tax on a VAT tax reporting system, we are bound to report the TCIT according to the MOF-prescribed tax reporting rules. Under the VAT tax reporting system, sales cut-off did not take the accrual basis but rather on a VAT taxable reporting basis. Therefore, when we adopted U.S. GAAP on accrual basis, the sales cut-off TCIT timing difference which derived from the VAT reporting system created a temporary sales cut-off timing difference and this difference is reflected in the deferred tax assets or liabilities calculations on the income tax estimation reported in the Form 10-K.

Temporary differences between financial statement carrying amounts and the tax basis of assets and liabilities and VAT tax reporting system and operating loss carry forwards that create deferred tax assets and liabilities are as follows:

December 31, 2014
US Dollar
Tax Operating Income - Taiwan	$173,370
Temporary Difference:
VAT reporting system - Sales cut-off	25,244
VAT reporting system - Cost & expenses cut-off	(286,523)
Provision of Bad Debt	-
Research & Development	43,894
Permanent Difference:
Other	3,662

Adjusted Net Loss Before Tax - Taiwan	$(40,353)

Income tax expense (benefits) for the years ended December 31, 2014 and 2013 is summarized as follows:

	2014	2013
Current:
Provision for Federal Income Tax 34%	$-	$-
Provision for TCIT (17%)
Provision for Undistributed Earnings Tax (10%)
Increase (Decrease) in Income Taxes Resulting from:
Pre-acquisition TCIT
Temporary Difference	(38,322)	1,580

Income Tax Expenses (Benefit)	$(38,322)	$1,580

RECONCILIATION OF DEFERRED TAX ASSET/(LIABILITIES)

Deferred Tax Assets	2014
Balance at Beginning of Year	$160,198
Temporary Difference	38,322
Foreign currency difference	(47,163)
Balance at End of Year	$151,357